Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes - Schedule of Income Taxes (Details) [Line Items]
Current income tax - PRC	$ 239,195	$ 190,100	$ 512,086
Deferred income tax - PRC	145,937	(265,469)	(186,300)
PRC dividend withholding tax - HK	49,263	339,590	121,113
Income tax expenses	434,395	264,221	446,899
PRC [Member]
Income Taxes - Schedule of Income Taxes (Details) [Line Items]
Deferred income tax - PRC	(70,048)	(265,469)	(186,300)
HK [Member]
Income Taxes - Schedule of Income Taxes (Details) [Line Items]
Deferred income tax - PRC	$ 215,985